SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) to reflect the financial position, results of operations and cash flows of the Group. Significant accounting policies followed by the Group in the preparation of the consolidated financial statements are summarized below.

(b)	Consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company or its subsidiaries are the primary beneficiaries. All transactions and balances among the Company, its subsidiaries and VIEs have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A VIE is an entity in which the Company, or its subsidiaries, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiaries are the primary beneficiary of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to the VIE’s economic performance, and also the Company’s obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Lequan, Zhumeng Hulian and ultimately the Company hold all the variable interests of the VIE and have been determined to be the primary beneficiaries of the VIE. As a result of the transaction to Mr. Chen on August 31, 2024, the Group no longer consolidates the results of Foshan Yunmi and its subsidiaries.

(c)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include sales returns, inventory valuation, product warranties, variable consideration, share-based compensation, allowance for credit losses, and the valuation allowance for deferred tax assets. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(d)	Foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in Hong Kong and British Virgin Islands are United States dollar (“US$”), while the functional currency of the Group’s entities in the PRC is RMB, which is their respective local currency. In the consolidated financial statements, the financial information of the Company and its subsidiaries in Hong Kong and British Virgin Islands, which use US$ as their functional currency, have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, and incomes are translated using the average exchange rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of other comprehensive (loss) income in the statements of comprehensive (loss) income.

Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from remeasurement at year-end are recognized in Foreign currency translation adjustment in the consolidated statements of comprehensive (loss) income.

(e)	Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive (loss) income and consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2025 are solely for the convenience of the reader and were calculated at the noon buying rate of US$1.00 = RMB6.9931 on December 31, 2025 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2025, or at any other rate.

(f)	Cash and cash equivalents

Cash includes currency on hand and deposits held by financial institutions that can be added to or withdrawn without limitation. Cash equivalents represent short-term and highly liquid investments placed with banks, and all highly liquid investments with original maturities of three months or less, which have both of the following characteristics:

i) Readily convertible to known amounts of cash throughout the maturity period;

ii) So near their maturity that they present insignificant risk of changes in value because of changes in interest rates.

(g)	Restricted cash

Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the face of the consolidated balance sheets. Restricted cash is included in the total cash and cash equivalents and restricted cash in the consolidated statements of cash flows when reconciling the beginning-of-period and end-of-period total amounts shown on the statements of cash flows. The Group’s restricted cash mainly represents security deposits held in designated bank accounts for issuance of bank acceptance notes and foreign exchange deposits in the bank of mainland China.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(h)	Short-term deposits

Short-term deposits represent time deposits placed with banks with original maturities of more than three months but less than one year. Interest earned is recorded as interest income in the consolidated statements of comprehensive (loss) income.

(i)	Short-term investments

In accordance with ASC 825, for investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Group elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Changes in fair values are reflected in the consolidated statements of comprehensive (loss) income.

(j)	Accounts receivable

Accounts receivable are stated at the historical carrying amount net of allowance for credit losses. On January 1, 2020, the Group adopted ASC326, “Financial Instruments—Credit Losses” using modified retrospective transition approach. The Group provides an allowance against accounts receivable to the amount management reasonably believe will be collected. The Group writes off trade receivable when they are deemed uncollectible.

The Group maintains an allowance for credit losses which reflects its best estimate of amounts that potentially will not be collected. Accounts receivable have been grouped based on shared credit risk characteristics and days past due to estimate, taking into consideration various factors including but not limited to historical collection experience and credit-worthiness of the debtors.

(k)	Inventories, net

Inventories are stated at the lower of cost or net realizable value (“NRV”). Inventory costs are calculated on the actual cost basis including expenses that are directly or indirectly incurred in the purchase, and production of manufactured product. Expenses include the cost of materials, consignment manufacturing cost and other direct costs. Cost is determined using the weighted average method. The Group assesses the valuation of inventory and periodically writes down the value for inventories when their costs are lower than the NRV. The NRV is determined based on the estimated net selling prices less the estimated costs to completion and other costs necessary to make the sale. Determination of estimated net selling prices of finished goods, estimated costs to completion and other costs necessary to make the sale requires significant management judgements, taking into consideration historical actual information and expected future market trends.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(l)	Long-term deposits

Long-term deposits represent time deposits placed with banks with original maturities of more than one year. Interest earned is recorded as interest income in the consolidated statements of comprehensive (loss) income.

(m)	Property, plant, and equipment, net

Property, plant, and equipment are carried at cost less accumulated depreciation and impairment losses, if any. Depreciation is calculated on a straight-line basis over the following estimated useful lives and residual value. Residual rate is determined based on the economic value of the property, plant and equipment at the end of the estimated useful lives as a percentage of the original cost.

	Estimated useful lives	Residual rate
Buildings	20 years	5%
Computers and equipment	1-10 years	0%-5%
Vehicle	4 - 5 years	5%

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property, plant and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive (loss) income.

Construction in progress represents property, plant, and equipment under construction and pending installation and is stated at cost less accumulated impairment losses, if any. Completed assets are transferred to their respective asset classes and depreciation begins when an asset is ready for its intended use. Interest expense on outstanding debt is capitalized during the period of significant capital asset construction. Capitalized interest expense on construction-in-progress is included within property, plant, and equipment and is amortized over the life of the related assets.

(n)	Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the recoverable amount of the assets, using the expected future discounted cash flows. No impairments of long-lived assets were recognized as of December 31, 2024 and 2025.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(o)	Long-term investment

For an investee over which the Group has the ability to exercise significant influence, but does not own a majority equity interest or otherwise control, the Group accounted for those using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate. Under the equity method of accounting, the Group’s share of the investee’s results of operations is included in interest and investment income, net in the consolidated statements of comprehensive (loss) income.

(p)	Land use right, net

Land use right is recorded at cost less accumulated amortization and impairment losses, if any. Amortization is calculated on a straight-line basis over the estimated useful lives which are 50 years that represent the terms of land use right certificate.

(q)	Intangible assets, net

Intangible assets mainly consist of software and license. Identifiable intangible assets are carried at acquisition cost less accumulated amortization and impairment losses, if any. Finite-lived intangible assets are tested for impairment if impairment indicators arise. Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:

Estimated useful lives
Software	1 - 10 years
License	6 years

(r)	Leases

Lessee accounting

The Group categorizes leases with contractual terms longer than twelve months as either operating or finance. Finance leases are generally those leases that allow lessees to substantially utilize or pay for the entire asset over its estimated life. Assets acquired under finance leases are recorded in property, plant and equipment, net. All other leases are categorized as operating leases. All the leases recognized by the Group were classified as operating leases for the years presented.

Lease liabilities are recognized at the present value of the fixed lease payments using a discount rate based on similarly secured borrowings available to us. Lease assets are recognized based on the initial present value of the fixed lease payments plus any direct costs from executing the leases or lease prepayments reclassified from “Prepayments and other current assets” upon lease commencement. Costs associated with operating lease assets are recognized on a straight-line basis within operating expenses over the term of the lease.

The Group has elected not to present short-term leases on the consolidated balance sheets as these leases have a lease term of 12 months or less at commencement date of the lease and do not include options to purchase or renew that the Group is reasonably certain to exercise. The Group recognizes lease expenses for such short-term lease generally on a straight-line basis over the lease term.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(r)	Leases (Continued)

Lessor accounting

The Group rents out its premises to its related parties and third parties, which is classified as an operating lease in accordance with Topic 842. The revenue from an operating lease is recognized in revenue in the consolidated statements of comprehensive (loss) income on a straight-line basis over the term of the lease.

(s)	Revenue recognition

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” (“ASU 2014-09”) and subsequently, the FASB issued several amendments which amend certain aspects of the guidance in ASC 2014-09 (ASU No. 2014-09 and the related amendments are collectively referred to as “ASC 606”). According to ASC 606, revenue is recognized when control of the promised good or service is transferred to the customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. The Group will enter into contracts that can include various combinations of products and services, which are generally capable of being distinct and accounted for as separate performance obligations. Revenue is recognized net of allowances for returns and any taxes collected from customers, which are subsequently remitted to governmental authorities. The Group adopted ASC 606 for all periods presented.

The Group’s revenue is primarily derived from (i) Home water systems, which are composed of smart water purification systems, kettles and heaters, (ii) consumable products complementary to the Group’s Home water systems, such as water purifier filters, (iii) Kitchen appliances and others. Refer to Note 15 to the consolidated financial statements for disaggregation of the Group’s revenue by type of product and service for the years ended December 31, 2023, 2024, and 2025.

1)	The Group conducts its business through various contractual arrangements.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(s)	Revenue recognition (Continued)

a)	Sales to Xiaomi

The Group generated a substantial portion of its revenues from sales of products to Xiaomi.

Under the cooperation agreement entered into between the Group and Xiaomi, the Group is responsible for design, research, development, production, and delivery of designated products using the brand name of “Xiaomi” (“Xiaomi-branded products”). Xiaomi is responsible for commercial distributions and sales.

Revenue is recognized upon acceptance by this customer, which is considered at the time the control of the products is transferred to Xiaomi. Revenue does not meet the criteria to be recognized over time since 1) even if the products use “Xiaomi” brand, it does not require significant rework to make them suitable to be sold to other customers, 2) under the cooperation agreement, the Group does not have the right of payment for the work performed to date.

For a majority of types of products sold to this customer, the selling price is a fixed amount as agreed by both parties. For other types of products sold to this customer, the sales arrangement includes two installment payments. The first installment is priced to recover the costs incurred by the Group in developing, producing, and shipping the products to this customer and is payable to the Group upon acceptance by the customer after delivery. The Group is also entitled to receive a potential second installment payment calculated as certain portion of the future gross profits from commercial sales made by this customer. Accordingly, the Group determines the sales price as the fixed first installment payment plus the variable second installment payment to the extent that it is probable that revenue reversal will not occur when settling with the customer subsequently. The Group estimates the variable consideration using the expected value method. In assessing the variable second installment payment, the Group takes into consideration of the historical experience with the customer, selling price of the same or similar products as at the report date as well as the recent market trend. For the years ended December 31, 2023, 2024, and 2025, net revenues earned from second installment payment arrangement represented 3.4%, 10.5% and 10.2% of total revenue from Xiaomi, respectively.

b)	Sales to third-party customers, including: sales to leading e-commerce platforms and offline stores; and sales to customers directly through the online platforms operated by Xiaomi, third parties and the Group.

The Group recognizes revenue for the sales to third-party customers in accordance with the applicable revenue recognition method for each of the distinct performance obligation identified. Sales of products is recognized upon acceptance by customers after delivery. Installation services revenues are recognized when the services are rendered.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(s)	Revenue recognition (Continued)

- Sales to leading e-commerce platforms and offline experience stores

Pursuant to the contracts between the Group and the leading e-commerce platforms/offline experience stores (“e-commerce platforms and stores”), the e-commerce platforms and stores have legal title and physical possession of the products upon acceptance and they would bear the risk of loss due to physical damage before the products are transferred and accepted by end customers. The e-commerce platforms and stores are responsible for delivering the products to end customers and can direct the use of the products and obtain the remaining benefits from the products by reselling the products. The e-commerce platforms and stores have flexibility in determining the retail sales price within relatively broad price range set by the Group. Based on these indicators, the Group determined the e-commerce platforms and stores (as opposed to the end customers) as its customers according to ASC 606-10-55-39. The Group recognizes revenue equal to the sales price to the e-commerce platforms and stores when control of the inventory is transferred.

- Sales to customers directly through the online platforms operated by Xiaomi, third parties and the Group

Under the cooperation agreements entered between the Group and online platforms, the platforms’ responsibilities are limited to offering an online marketplace, while the Group is primarily obligated in a sales transaction and takes inventory risk and has latitude in determining prices. The platforms charged the Group commission fees at pre-determined amounts or a fixed rate based on the sales amounts. Commission fees are recognized as selling expenses. The Group determined the end customers (as opposed to the platforms) as its customers and recognizes revenue equal to the sales price to the end customers when control of the inventory is transferred.

- Rendering of services

The Group provides installation service to end customers for designated Viomi-branded products without separate charge. The end customers have the right, not the obligation, to ask the Group to provide installation service. The installation service is considered being distinct and accounted for as a separate performance obligation as the products and installation services are not inputs into a combined item the end customer has contracted to receive. In addition, the Group does not provide any significant integration, modification, or customization services. It can fulfill its obligation to transfer each of the products or services separately. End customers do not always exercise their rights to ask for installation services as the installation may not be complicated and could be done by end customers themselves. Therefore, the Group expects to be entitled to a breakage amount in the contract liabilities related to installation services. The Group estimates the breakage portion based on historical customers’ requests and recognizes estimated breakage as revenue in proportion to the pattern of rights exercised by end customers on a semi-annually basis. Changes in estimated breakage should be accounted for by adjusting contract liabilities to reflect the remaining rights expected to be exercised.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(s)	Revenue recognition (Continued)

Judgment is required to determine standalone selling price for each distinct performance obligation. The Group allocates the arrangement consideration to the separate accounting of each distinct performance obligation based on their relative standalone selling price. The standalone selling price of the products is determined based on adjusted market assessment approach by estimating the price the customer is willing to pay for the product without installation service. For the standalone selling price of the installation services, the Group semi-annually determines it by using a cost-plus margin approach by referring to actual installation costs charged by the third-party vendors, plus an estimated profit margin of 5% based on consideration of both company specific and relevant market factors.

2)	Sales returns and sales incentives

- Sales to leading e-commerce platforms

The Group’s sales to leading e-commerce platforms started in 2018. As stipulated in the contracts, slow-moving goods are those unsold products after they are controlled by the e-commerce platforms for more than 30 days or 45 days or 60 days, depending on the different categories of products. The Group shall coordinate with the e-commerce platforms to sell the slowing-moving products to end customers through promotions within 30 or 60 days, otherwise, the e-commerce platforms can (i) return such slow-moving products, or (ii) sell on discount as determined by the e-commerce platforms. The Group shall bear all losses caused by such discounted sales. Based on the Group’s history of cooperation with the e-commerce platforms and the pattern that the e-commerce platforms dealt with slow-moving goods, the Group estimates that slow-moving goods will be returned to the Group instead of being sold through discounted sales by the e-commerce platforms. Under ASC 606, a right of return is not a separate performance obligation, but it affects the estimated transaction price for transferred goods. Revenue is only recognized for those products that are not expected to be returned. The estimate of expected returns should be determined in the same way as other variable consideration. Based on historical information and other relevant evidence, including the expected sales and inventory level of the e-commerce platforms, the Group assesses if it is probable there will be no significant reversal of cumulative revenue, and recognizes those sales as revenue. For the years ended December 31, 2023, 2024, and 2025, the expected sales return was RMB24, RMB198 and RMB114, respectively. Accordingly, the Group recognizes an expected return asset of RMB88 and RMB63 and a refund liability of RMB224 and RMB129 as of December 31, 2024 and 2025, respectively. The Group would update its estimate of expected returns at each period end. The expected return asset is presented and assessed for impairment separately from the refund liability. The Group would assess the expected return asset for impairment, and adjust the value of the asset if it becomes impaired. Further, the Group might provide various consideration to the e-commerce platforms, such as gross margin guarantee, advertising and promotion fees, in the form of cash, or directly reducing amounts owed to the Group by the e-commerce platforms. The Group evaluates each type of incentives or fees to be paid in accordance with ASC 606. Considering that the Group either does not receive any service from the e-commerce platforms or cannot elect to engage another vendor to provide similar advertising services on a standalone basis, the Group reduces the transaction price for the sale of products by the amount of various consideration payable to the e-commerce platforms.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(s)	Revenue recognition (Continued)

- 7 days unconditional sales return

Under the consumer protection law, end customers have an unconditional right to return the products purchased through online platforms within 7 days. The Group bases its estimates of sales return on historical results. For the years ended December 31, 2023, 2024, and 2025, the amount of sales return was insignificant. The Group may provide sales incentives in the forms of discounts to end customers through online platforms for a group of products. Revenue, recognized on a net basis after such sales incentives, are allocated based on the relative standalone selling prices for respective products.

3)	Warranty

The Group offers product warranty pursuant to standard product quality required by consumer protection law. The warranty period is calculated starting from the date when products are sold to the end customers. The Group has the obligation, at the customer’s sole discretion, to either repair or replace the defective product. The customers cannot separately purchase the warranty and the warranty doesn’t provide the customer with additional service other than assurance that the product will function as expected. Therefore, these warranties are accounted for in accordance with ASC 460 Guarantees. At the time revenue is recognized, an estimate of warranty expenses is recorded. The reserves established are regularly monitored based upon historical experience and any actual claims charged against the reserve. Warranty reserves are recorded as cost of revenues.

4)	Value added taxes

Value added taxes (“VAT”) on sales is calculated at 13% after April 1, 2019. The Group reports revenue net of VAT. Subsidiaries and VIEs that are VAT general taxpayers are allowed to offset qualified VAT paid against their output VAT liabilities.

5)	Contract balances

Key customers, including Xiaomi and third-party customers, are entitled to a credit term. The expected length of time between the products being transferred to customers and when they pay for those products is short. There is no difference between the amount of promised consideration and the cash selling price of the promised products. Therefore, the Group concludes that the contracts with these key customers generally do not include a significant financing component. The allowance for credit losses reflects the Group’s best estimate of probable losses inherent in the accounts receivable balance. The Group determines the allowance based on known troubled accounts, historical experience, and other currently available evidence. The amount of the allowance for credit losses is recognized as expenses.

As of December 31, 2024 and 2025 accounts and notes receivable were RMB626,290 and RMB371,458, respectively. During the years ended December 31, 2024 and 2025, the Group recognized impairments, net of recoveries, for accounts receivable from customers amounted to RMB1,306 and RMB2,927, respectively.

The Group does not have contract assets as of December 31, 2024 and 2025. Contract liabilities consist of deferred revenue related to the Group’s provision of installation services, where there is still an obligation to be fulfilled by the Group. The contract liabilities will be recognized as revenue when all of the revenue recognition criteria are met.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(s)	Revenue recognition (Continued)

As of December 31, 2024 and 2025, deferred revenue were RMB1,864 and RMB416, respectively. During the years ended December 31, 2024 and 2025, the Group recognized revenue of installation services amounted to RMB1,763 and RMB1,864, respectively, that was included in the corresponding contract liability balance at the beginning of the years. The Group expects to recognize RMB416 of the unearned amount for the Group’s remaining performance obligations related to installation services in 2026. During the years ended December 31, 2024 and 2025, the Group does not have any arrangement where the performance obligations have already been satisfied in the past period, but the corresponding revenue is only recognized in a later period.

(t)	Cost of revenues

Cost of revenues consists primarily of material costs, warranty, consignment manufacturing cost, salaries and benefits for staff engaged in production activities and related expenses that are directly attributable to the production of products.

(u)	Research and development expenses

Research and development expenses primarily consist of salaries and benefits as well as share-based compensation for research and development personnel, materials, general expenses and depreciation expenses associated with research and development activities.

(v)	Selling and marketing expenses

Selling and marketing expenses consist primarily of (i) advertising and market promotion expenses, (ii) shipping expenses and (iii) salaries and welfare for sales and marketing personnel. The advertising and market promotion expenses amounted to RMB62,107, RMB53,234 and RMB95,462 for the years ended December 31, 2023, 2024, and 2025, respectively. The shipping expenses amounted to RMB66,870, RMB50,416 and RMB43,670 for the years ended December 31, 2023, 2024, and 2025, respectively.

(w)	General and administrative expenses

General and administrative expenses consist primarily of (i) salaries and welfare for general and administrative personnel, (ii) professional services expenses, (iii) share-based compensation for management and administrative personnel, and (iv) rental expenses.

(x)	Government subsidies

Government subsidies represent tax refund and government grants received from local government authorities to encourage the Group’s technology and innovation. The Group records such government subsidies as other income in the consolidated statements of comprehensive (loss) income when it has fulfilled all of its obligation related to the subsidy. The Group recorded RMB8,641, RMB36,213 and RMB28,272 of subsidy income for the years ended December 31, 2023, 2024, and 2025, respectively.

(y)	Employee benefits

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries and VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts of such employee benefit expenses, which were expensed as incurred, were approximately RMB18,857, RMB14,188 and RMB25,565 for the years ended December 31, 2023, 2024, and 2025, respectively.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(z)	Share-based compensation

Share-based compensation expenses arise from share-based awards, mainly including share options for the purchase of ordinary shares for the periods presented. The Group accounts for share-based awards granted to the employees in accordance with ASC 718 Stock Compensation.

For share options for the purchase of ordinary shares granted to employees determined to be equity classified awards, the related share-based compensation expenses are recognized in the consolidated financial statements based on their grant date fair values which are calculated using the binomial option pricing model. The determination of the fair value is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee share option exercise behavior, risk-free interest rates and expected dividends. Share-based compensation expenses are recorded net of estimated forfeitures using graded-vesting method during the service period requirement, such that expenses are recorded only for those share-based awards that are expected to ultimately vest.

(aa)	Current expected credit losses

The Group’s accounts and notes receivable and other receivables from related parties and third parties are within the scope of ASC Topic 326. The Group has identified the relevant risk characteristics of its customers and the related accounts and notes receivable and other receivables based on their credit rating. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include payment terms offered in the normal course of business to customers and industry-specific factors that could impact the Group’s receivables. Additionally, macroeconomic factors are also considered. This is assessed at each period based on the Group’s specific facts and circumstances. For the years ended December 31, 2023, 2024, and 2025, the Group recorded expected credit losses of RMB2,563, RMB(4,360), and RMB(1,288), respectively in general and administrative expenses. As of December 31, 2024 and 2025, the expected credit loss provision for the accounts and notes receivable and other receivables is RMB10,965 and RMB6,750, respectively. The decrease is primarily attributable to the reversal of allowance for expected credit loss.

The following table summarizes the activity in the allowance for credit losses related to accounts and notes receivable and other receivables from related parties for the years ended December 31, 2024 and 2025:

	Year ended December 31,
	2024	2025
	RMB	RMB
Balance at beginning of the year	16,631	10,965
Current year provision	264	1,522
Reversals	(4,624)	(2,810)
Write-off	(1,306)	(2,927)
Balance at end of the year	10,965	6,750

(bb)	Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive (loss) income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(bb)	Income taxes (Continued)

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheets and under other expenses in its consolidated statements of comprehensive (loss) income. The Group did not recognize any interest and penalties associated with uncertain tax positions for the years ended December 31, 2023, 2024, and 2025. As of December 31, 2024 and 2025, the Group did not have any significant unrecognized uncertain tax positions.

(cc)	Comprehensive (loss) income

Comprehensive (loss) income consists of two components, net (loss) income and other comprehensive (loss) income, net of tax. Other comprehensive (loss) income refers to revenue, expenses, and gains and losses that are recorded as an element of shareholders’ equity but are excluded from net (loss) income. The Group’s other comprehensive income consists of foreign currency translation adjustments from its entities not using the RMB as their functional currency. Comprehensive (loss) income is reported in the consolidated statements of comprehensive (loss) income.

(dd)	Statutory reserves

The Company’s subsidiaries and VIEs established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to the Foreign Investment Enterprises established in the PRC, the Company’s subsidiaries registered as wholly-owned foreign enterprise have to make appropriations from their annual after-tax profits (as determined under generally accepted accounting principles in the PRC (“PRC GAAP) to reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the annual after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company’s discretion.

In addition, in accordance with the PRC Company Laws, the Group’s VIEs registered as Chinese domestic company must make appropriations from its annual after-tax profits as determined under the PRC GAAP to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the annual after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(dd)	Statutory reserves (Continued)

The use of the general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted to offsetting of losses or increasing of the registered capital of the respective company. The staff bonus and welfare fund are a liability in nature and is restricted to fund payments of special bonus to employees and for the collective welfare of all employees. None of these reserves are allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

The appropriations to statutory reserve funds amounted to nil and RMB26,493 during the years ended December 2024 and 2025. Statutory reserve funds amounting to RMB12,517 and RMB39,010 were recognized in additional paid-in capital as of December 31, 2024 and 2025, respectively.

(ee)	Income per share

Basic income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses.

Diluted income per share is calculated by dividing net income attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted income per share calculation when inclusion of such shares would be anti-dilutive.

(ff)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

(gg)	Discontinued operations

In accordance with ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the components of an entity meets the criteria in paragraph 205-20-45-1E to be classified as held for sale. When all of the criteria to be classified as held for sale are met, including management, having the authority to approve the action, commits to a plan to sell the entity, the major current assets, other assets, current liabilities, and non-current liabilities shall be reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes benefit, shall be reported as a component of net loss separate from the net loss of continuing operations in accordance with ASC 205-20-45. For a component that meets the criteria of discontinued operations, the historical financial results are reflected in the Group’s consolidated financial statements as discontinued operations.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(hh)	Segment reporting

In November 2023, the FASB issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The Group adopted this ASU commencing January 1, 2024 which was applied retrospectively to all prior periods presented, and the adoption of the ASU did not have a material impact on the Group’s consolidated financial statements.

ASC Topic 280, “Segment Reporting,” requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s Chief Operating Decision Maker (“CODM”) organizes segments within the Group for making operating decisions assessing performance and allocating resources. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company. The Group’s CODM has been identified as the Chairman of the Board of Directors/CEO, who reviews consolidated results including revenue, gross profit and operating profit at a consolidated level only. The Group does not distinguish between products and services for the purpose of making decisions about resources allocation and performance assessment. Therefore, the Group has only one operating segment and one reportable segment. Management determined the Group’s operations constitute a single reportable segment. This reflects the fact that the Group’s CODM continues to evaluate its financial information and resources, and continues to assess the performance of these resources, on a consolidated basis. All required financial segment information is therefore included in the Group’s consolidated financial statements.

(ii)	Recently issued accounting pronouncements

Recently issued accounting pronouncements adopted

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. The Group adopted ASU No. 2023-09 from the annual period beginning from January 1, 2025. The adoption of this standard did not have a material impact to its consolidated financial statements.

Recently issued accounting pronouncements not yet adopted

In November 2024, the FASB issued ASU No. 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures. This ASU requires entities to 1. disclose amounts of (a) purchase of inventory, (b) employee compensation, (c) depreciation, (d) intangible asset amortization, and, (e) depreciation, depletion, and amortization recognized as part of oil-and gas-producing activities, 2. include certain amounts that are already required to be disclosed under current Generally Accepted Accounting Principles in the same disclosures as other disaggregation requirements, 3. disclose a qualitative description of the amounts remaining in relevant expense captions that are not necessarily disaggregated quantitatively, and 4. disclose the total amount of selling expenses, in annual reporting periods, an entity’s definition of selling expense. The ASU is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. Additionally, in January 2025, the FASB issued ASU No. 2025-01 to clarify the effective date of ASU 2024-03. The standard provides guidance to expand disclosures related to the disaggregation of income statement expenses. The standard requires, in the notes to the financial statements, disclosure of specified information about certain costs and expenses which includes purchases of inventory, employee compensation, depreciation, and intangible asset amortization included in each relevant expense caption. This guidance is effective for fiscal years beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027, on a retrospective or prospective basis, with early adoption permitted. The Group plans to adopt this guidance effective January 1, 2027 and the Group is currently evaluating the impact of adopting this ASU on its consolidated financial statements.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(ii)	Recently issued accounting pronouncements (Continued)

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This ASU provides a practical expedient for all entities related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under Topic 606. The standard is effective for annual periods beginning after December 15, 2025. Early adoption of ASU 2025-05 is permitted and should be applied prospectively. The Group plans to adopt this guidance effective January 1, 2026 and the Group is currently evaluating the impact of adopting this ASU on its consolidated financial statements.

In November 2025, the FASB issued ASU 2025-08, Financial Instruments—Credit Losses (Topic 326): Purchased Loans (ASU 2025-08). The amendments expand the population of acquired loans subject to the gross-up approach, treating non-credit-deteriorated loans (excluding credit cards) as “seasoned” if purchased at least 90 days after origination or acquired in a business combination. ASU 2025-08 is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within those annual reporting periods, and the Group is currently evaluating the impact of adopting this ASU on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities (ASU 2025-10), introducing U.S. GAAP guidance on the accounting for government grants for business entities. The new standard closely aligns with International Accounting Standard (IAS) 20, Accounting for Government Grants and Disclosure of Government Assistance, covering monetary and tangible nonmonetary assets received from governments while excluding exchange transactions. ASU 2025-10 is effective for annual periods beginning after December 15, 2028 (including interim periods within) and one year later for all other entities, with early adoption permitted. The Group is currently evaluating the impact of adopting this ASU on its consolidated financial statements.

Recently issued ASUs by the FASB, except for the ones mentioned above, are not expected to have a significant impact on the Group’s consolidated results of operations or financial position. Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows, or disclosures.